UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

March 31, 2012

1.924255.101

SED-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.2%
United Kingdom - 0.2%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 1,500,000	$ 1,440,000
Nonconvertible Bonds - 31.0%
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		2,042,500	2,093,563
City of Buenos Aires 12.5% 4/6/15 (e)		7,380,000	7,712,100
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		2,020,000	1,191,800
Pan American Energy LLC 7.875% 5/7/21 (e)		2,400,000	2,334,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		6,360,000	5,628,600
YPF SA 10% 11/2/28		215,000	224,675
TOTAL ARGENTINA			19,184,738
Brazil - 1.5%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		1,300,000	1,454,050
6.5% 6/10/19 (e)		1,360,000	1,599,700
BFF International Ltd. 7.25% 1/28/20 (e)		1,825,000	2,039,438
Braskem Finance Ltd. 7% 5/7/20 (e)		2,560,000	2,873,600
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		900,000	954,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		3,210,000	3,338,400
Votorantim Cimentos SA 7.25% 4/5/41 (e)		1,825,000	1,847,813
TOTAL BRAZIL			14,107,001
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	4,087,000	2,327,818
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		4,273,000	4,689,618
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	772,800
TOTAL CANADA			5,462,418
Cayman Islands - 1.8%
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		2,405,000	2,468,131
Mongolian Mining Corp. 8.875% 3/29/17 (e)		2,450,000	2,431,625
Odebrecht Finance Ltd. 7.5% (e)(f)		5,810,000	5,939,563
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		1,590,000	1,712,015
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 1,485,000	$ 1,739,084
8.375% 12/10/18		2,605,000	3,296,628
TOTAL CAYMAN ISLANDS			17,587,046
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		1,420,000	1,514,146
Egypt - 0.1%
African Export-Import Bank 8.75% 11/13/14		1,350,000	1,485,000
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		4,009,000	4,109,225
Georgia - 0.2%
Georgian Railway Ltd. 9.875% 7/22/15		1,750,000	1,863,750
Germany - 0.3%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,790,000	2,929,500
Indonesia - 0.6%
Indo Energy Finance BV 7% 5/7/18 (e)		1,100,000	1,122,000
PT Adaro Indonesia 7.625% 10/22/19 (e)		800,000	870,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		1,600,000	1,672,000
6.5% 5/27/41 (e)		1,580,000	1,702,450
TOTAL INDONESIA			5,366,450
Ireland - 0.6%
SCF Capital Ltd. 5.375% 10/27/17 (e)		1,000,000	955,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		2,375,000	2,339,375
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		1,740,000	1,796,550
6.8% 11/22/25 (e)		1,069,000	1,117,105
TOTAL IRELAND			6,208,030
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,650,000	1,753,125
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		4,425,000	4,646,250
TOTAL KAZAKHSTAN			6,399,375
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Luxembourg - 2.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		$ 2,150,000	$ 2,375,750
7.75% 11/3/20 (e)		1,050,000	1,115,625
Aquarius Investments Luxemburg 8.25% 2/18/16		2,225,000	2,291,750
EVRAZ Group SA 8.25% 11/10/15 (e)		4,325,000	4,627,750
MHP SA 10.25% 4/29/15 (e)		2,385,000	2,277,675
RSHB Capital SA:
6% 6/3/21 (e)		1,005,000	982,388
9% 6/11/14 (e)		1,210,000	1,340,075
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		1,535,000	1,531,163
TMK Capital SA 7.75% 1/27/18		1,445,000	1,412,488
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,075,000	6,591,375
TOTAL LUXEMBOURG			24,546,039
Mexico - 3.3%
Alestra SA de RL de CV 11.75% 8/11/14		4,120,000	4,635,000
Gruma SAB de CV 7.75% (Reg. S) (f)		3,009,000	3,024,045
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		626,000	726,160
Petroleos Mexicanos:
4.875% 1/24/22 (e)		2,305,000	2,420,250
5.5% 1/21/21		2,950,000	3,259,750
6% 3/5/20		2,000,000	2,285,000
6.5% 6/2/41		1,250,000	1,406,250
6.5% 6/2/41 (e)		1,165,000	1,304,800
6.625% (e)(f)		7,855,000	8,110,288
8% 5/3/19		1,350,000	1,714,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,335,000	2,387,538
TOTAL MEXICO			31,273,581
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,475,000	1,489,750
Multi-National - 0.5%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		1,000,000	965,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Multi-National - continued
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	199,000,000	$ 1,217,471
8.2% 12/12/12	NGN	480,000,000	2,891,566
TOTAL MULTI-NATIONAL			5,074,037
Netherlands - 3.5%
DTEK Finance BV 9.5% 4/28/15 (e)		$ 1,700,000	1,632,000
HSBK (Europe) BV:
7.25% 5/3/17 (e)		3,150,000	3,276,000
9.25% 10/16/13 (e)		3,220,000	3,413,200
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,175,000	1,271,938
JSC Kazkommertsbank BV 8% 11/3/15 (e)		1,035,000	985,838
Kazkommerts International BV 8.5% 4/16/13 (e)		1,230,000	1,242,300
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		2,025,000	2,227,500
7% 5/5/20 (e)		1,985,000	2,262,900
9.125% 7/2/18 (e)		2,825,000	3,524,188
11.75% 1/23/15 (e)		2,675,000	3,263,500
Listrindo Capital BV 6.95% 2/21/19 (e)		1,530,000	1,575,900
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		800,000	920,000
7.75% 1/20/20 (e)		1,650,000	1,971,750
8% 8/7/19 (e)		1,175,000	1,421,750
Metinvest BV 10.25% 5/20/15 (e)		2,100,000	2,089,500
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		2,345,000	2,259,994
TOTAL NETHERLANDS			33,338,258
Pakistan - 0.4%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		4,364,000	4,233,080
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (e)		2,400,000	2,544,000
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)(g)		1,065,000	1,144,875
National Power Corp. 6.875% 11/2/16 (e)		650,000	750,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Philippines - continued
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		$ 1,100,000	$ 1,342,000
7.39% 12/2/24 (e)		1,300,000	1,644,500
TOTAL PHILIPPINES			4,882,125
Russia - 0.6%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		5,175,000	5,990,063
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,290,625	1,335,797
Turkey - 0.9%
Akbank T.A.S. 5.125% 7/22/15 (e)		3,600,000	3,595,500
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(g)		1,395,000	1,293,863
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		1,300,000	1,300,000
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		2,515,000	2,577,875
TOTAL TURKEY			8,767,238
United Kingdom - 1.0%
Afren PLC 11.5% 2/1/16 (e)		1,350,000	1,461,375
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,500,000	3,211,250
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		3,050,000	2,379,000
Vedanta Resources PLC 6.75% 6/7/16 (e)		2,950,000	2,743,500
TOTAL UNITED KINGDOM			9,795,125
United States of America - 1.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		1,060,000	1,070,600
NII Capital Corp. 8.875% 12/15/19		2,300,000	2,409,250
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,855,000	3,240,425
6.625% 6/15/35		5,140,000	5,833,900
Southern Copper Corp. 6.75% 4/16/40		1,275,000	1,410,188
TOTAL UNITED STATES OF AMERICA			13,964,363
US Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		1,495,000	1,495,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Venezuela - 6.2%
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 12,825,000	$ 11,478,375
5% 10/28/15		1,405,000	1,162,638
5.375% 4/12/27		10,085,000	6,202,275
5.5% 4/12/37		7,900,000	4,680,750
8% 11/17/13		2,685,000	2,682,315
8.5% 11/2/17 (e)		26,095,000	23,159,313
12.75% 2/17/22 (e)		10,415,000	10,362,925
TOTAL VENEZUELA			59,728,591
TOTAL NONCONVERTIBLE BONDS			297,001,544
TOTAL CORPORATE BONDS (Cost $285,818,046)			298,441,544
Government Obligations - 61.5%

Argentina - 4.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,188,878	4,579,770
2.5% 12/31/38 (d)		4,700,000	1,692,000
7% 9/12/13		15,965,000	16,068,773
7% 10/3/15		21,705,000	20,344,217
Provincia de Cordoba 12.375% 8/17/17 (e)		3,555,000	3,057,300
TOTAL ARGENTINA			45,742,060
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		1,945,000	2,227,025
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20		1,350,000	1,336,500
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		9,655,000	8,882,600
8.95% 1/26/18		2,025,000	1,837,688
TOTAL BELARUS			10,720,288
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		920,000	1,044,200
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 2.1%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		$ 1,715,000	$ 1,993,688
Brazilian Federative Republic:
7.125% 1/20/37		2,295,000	3,149,888
8.25% 1/20/34		1,620,000	2,450,250
8.75% 2/4/25		1,075,000	1,631,313
10.125% 5/15/27		3,695,000	6,152,175
12.25% 3/6/30		2,345,000	4,549,300
TOTAL BRAZIL			19,926,614
Colombia - 2.1%
Colombian Republic:
4.375% 7/12/21		1,955,000	2,130,950
6.125% 1/18/41		2,320,000	2,853,600
7.375% 3/18/19		1,440,000	1,846,800
7.375% 9/18/37		3,450,000	4,847,250
10.375% 1/28/33		3,850,000	6,477,625
11.75% 2/25/20		1,450,000	2,305,500
TOTAL COLOMBIA			20,461,725
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		6,238,650	4,725,777
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (e)		3,150,000	3,020,220
6.625% 7/14/20 (e)		4,020,000	3,959,700
6.75% 11/5/19 (e)		4,075,000	4,064,813
TOTAL CROATIA			11,044,733
Dominican Republic - 0.9%
Dominican Republic:
1.5522% 8/30/24 (g)		2,650,000	2,385,000
7.5% 5/6/21 (e)		3,910,000	4,046,850
9.04% 1/23/18 (e)		1,688,649	1,849,071
TOTAL DOMINICAN REPUBLIC			8,280,921
El Salvador - 0.6%
El Salvador Republic:
7.375% 12/1/19 (e)		1,200,000	1,287,000
7.625% 2/1/41 (e)		1,200,000	1,200,000
7.65% 6/15/35 (Reg. S)		1,275,000	1,300,500
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 1,200,000	$ 1,308,000
8.25% 4/10/32 (Reg. S)		800,000	872,000
TOTAL EL SALVADOR			5,967,500
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,550,000	1,883,250
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		3,985,000	4,204,175
Ghana - 0.6%
Ghana Republic:
8.5% 10/4/17 (e)		1,750,000	2,003,750
14.25% 7/29/13	GHS	2,350,000	1,313,623
14.99% 3/11/13	GHS	2,775,000	1,569,256
15.65% 6/3/13	GHS	2,000,000	1,135,003
TOTAL GHANA			6,021,632
Hungary - 1.3%
Hungarian Republic:
4.75% 2/3/15		8,065,000	7,581,100
7.625% 3/29/41		5,100,000	4,615,500
TOTAL HUNGARY			12,196,600
Indonesia - 3.5%
Indonesian Republic:
4.875% 5/5/21 (e)		2,955,000	3,202,629
5.25% 1/17/42 (e)		2,280,000	2,388,300
5.875% 3/13/20 (e)		3,425,000	3,921,625
6.625% 2/17/37 (e)		2,550,000	3,142,875
6.875% 1/17/18 (e)		2,300,000	2,734,240
7.75% 1/17/38 (e)		4,230,000	5,858,550
8.5% 10/12/35 (Reg. S)		4,075,000	6,051,375
11.625% 3/4/19 (e)		4,400,000	6,534,000
TOTAL INDONESIA			33,833,594
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,425,000	6,218,438
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,350,000	1,312,875
Korea (South) - 0.3%
Korean Republic 7.125% 4/16/19		1,915,000	2,368,953
Government Obligations - continued
		Principal Amount (c)	Value
Latvia - 0.5%
Latvian Republic:
5.25% 2/22/17 (e)		$ 3,165,000	$ 3,267,863
5.25% 6/16/21 (e)		1,310,000	1,316,550
TOTAL LATVIA			4,584,413
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		6,219,000	6,172,358
5.15% 11/12/18		1,050,000	1,057,875
TOTAL LEBANON			7,230,233
Lithuania - 1.2%
Lithuanian Republic:
6.125% 3/9/21 (e)		3,075,000	3,321,000
6.625% 2/1/22 (e)		2,195,000	2,428,329
6.75% 1/15/15 (e)		1,325,000	1,431,000
7.375% 2/11/20 (e)		3,400,000	3,965,250
TOTAL LITHUANIA			11,145,579
Mexico - 3.5%
United Mexican States:
3.625% 3/15/22		2,388,000	2,435,760
4.75% 3/8/44		1,598,000	1,566,040
5.125% 1/15/20		3,398,000	3,899,205
5.625% 1/15/17		1,656,000	1,916,820
5.75% 10/12/10		3,634,000	3,743,020
5.95% 3/19/19		2,090,000	2,505,910
6.05% 1/11/40		6,056,000	7,267,200
6.75% 9/27/34		4,350,000	5,568,000
7.5% 4/8/33		1,500,000	2,081,250
8.3% 8/15/31		1,510,000	2,242,350
TOTAL MEXICO			33,225,555
Namibia - 0.2%
Namibia Republic of 5.5% 11/3/21 (e)		2,070,000	2,152,800
Nigeria - 0.3%
Republic of Nigeria:
6.75% 1/28/21 (e)		1,500,000	1,646,250
17.6% 3/7/13	NGN	172,000,000	927,408
TOTAL NIGERIA			2,573,658
Government Obligations - continued
		Principal Amount (c)	Value
Pakistan - 0.5%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		$ 6,050,000	$ 5,082,000
Peru - 1.5%
Peruvian Republic:
3% 3/7/27 (d)		2,950,000	2,743,500
5.625% 11/18/50		2,560,000	2,841,600
7.35% 7/21/25		1,500,000	2,051,250
8.75% 11/21/33		4,180,000	6,479,000
TOTAL PERU			14,115,350
Philippines - 2.1%
Philippine Republic:
6.375% 1/15/32		1,000,000	1,215,000
7.5% 9/25/24		890,000	1,157,000
7.75% 1/14/31		3,000,000	4,140,000
9.5% 2/2/30		3,945,000	6,233,100
9.875% 1/15/19		1,325,000	1,855,000
10.625% 3/16/25		3,535,000	5,709,025
TOTAL PHILIPPINES			20,309,125
Poland - 0.9%
Polish Government:
3.875% 7/16/15		850,000	892,500
5% 3/23/22		1,535,000	1,625,181
5.125% 4/21/21		1,170,000	1,249,560
6.375% 7/15/19		4,125,000	4,815,937
TOTAL POLAND			8,583,178
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		1,940,000	2,092,290
Romania - 0.5%
Romanian Republic 6.75% 2/7/22 (e)		4,786,000	5,013,335
Russia - 5.6%
Russian Federation:
3.325% 4/4/17 (e)		1,600,000	1,611,200
4.5% 4/4/22 (e)		400,000	403,000
5.625% 4/4/42 (e)		2,400,000	2,416,800
7.5% 3/31/30 (Reg. S)		28,919,625	34,573,397
11% 7/24/18 (Reg. S)		2,080,000	2,912,000
12.75% 6/24/28 (Reg. S)		6,625,000	11,908,437
TOTAL RUSSIA			53,824,834
Government Obligations - continued
		Principal Amount (c)	Value
Senegal - 0.1%
Senegal Republic of 8.75% 5/13/21 (e)		$ 1,125,000	$ 1,220,625
Serbia - 1.7%
Republic of Serbia 6.75% 11/1/24 (e)		16,471,003	16,306,293
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		4,280,000	4,269,300
6.25% 7/27/21 (e)		1,970,000	1,970,000
7.4% 1/22/15 (e)		3,175,000	3,349,625
TOTAL SRI LANKA			9,588,925
Turkey - 6.3%
Turkish Republic:
5.125% 3/25/22		2,315,000	2,300,647
5.625% 3/30/21		2,600,000	2,713,880
6% 1/14/41		1,250,000	1,232,875
6.25% 9/26/22		1,500,000	1,620,000
6.75% 4/3/18		4,500,000	5,034,600
6.75% 5/30/40		3,200,000	3,480,000
6.875% 3/17/36		7,020,000	7,757,100
7% 9/26/16		4,150,000	4,648,000
7.25% 3/15/15		4,275,000	4,718,745
7.25% 3/5/38		3,825,000	4,417,875
7.375% 2/5/25		6,350,000	7,461,250
7.5% 7/14/17		4,550,000	5,232,500
7.5% 11/7/19		3,300,000	3,861,000
11.875% 1/15/30		3,650,000	6,164,120
TOTAL TURKEY			60,642,592
Ukraine - 3.0%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,850,000	3,118,500
Ukraine Government:
6.25% 6/17/16 (e)		3,415,000	2,936,900
6.385% 6/26/12 (e)		7,400,000	7,372,620
6.75% 11/14/17 (e)		3,025,000	2,590,308
6.875% 9/23/15 (e)		2,800,000	2,537,640
7.65% 6/11/13 (e)		6,805,000	6,566,825
7.75% 9/23/20 (e)		2,550,000	2,167,500
7.95% 2/23/21 (e)		1,700,000	1,457,750
TOTAL UKRAINE			28,748,043
Government Obligations - continued
		Principal Amount (c)	Value
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		$ 1,190,000	$ 1,310,488
United States of America - 0.9%
U.S. Treasury Bonds 3.125% 2/15/42		8,620,000	8,230,755
Uruguay - 0.9%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		3,425,000	4,786,438
8% 11/18/22		2,756,250	3,796,734
TOTAL URUGUAY			8,583,172
Venezuela - 7.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		48,200	1,470,100
6% 12/9/20		2,330,000	1,700,900
7% 3/31/38		2,000,000	1,410,000
7.75% 10/13/19 (Reg. S)		4,375,000	3,675,000
8.5% 10/8/14		2,700,000	2,700,000
9% 5/7/23 (Reg. S)		11,075,000	9,469,125
9.25% 9/15/27		7,100,000	6,230,250
9.25% 5/7/28 (Reg. S)		4,215,000	3,487,913
9.375% 1/13/34		3,930,000	3,252,075
10.75% 9/19/13		4,250,000	4,430,625
11.75% 10/21/26 (Reg. S)		6,215,000	6,075,163
11.95% 8/5/31 (Reg. S)		10,535,000	10,324,300
12.75% 8/23/22		13,000,000	13,650,000
13.625% 8/15/18		2,415,000	2,632,350
TOTAL VENEZUELA			70,507,801
Vietnam - 1.5%
Vietnamese Socialist Republic:
1.5567% 3/12/16 (g)		2,672,000	2,404,800
4% 3/12/28 (d)		8,550,000	7,011,000
6.875% 1/15/16 (e)		4,480,000	4,883,200
TOTAL VIETNAM			14,299,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $568,542,415)			588,886,904
Sovereign Loan Participations - 0.6%
		Principal Amount (c)	Value
Indonesia - 0.6%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (g) (Cost $5,455,164)		$ 5,741,111	$ 5,425,350
Preferred Securities - 1.0%

Brazil - 0.5%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	4,600,000	4,960,828
Cayman Islands - 0.5%
CSN Islands XII Corp. 7% (Reg. S) (f)	4,525,000	4,554,511
TOTAL PREFERRED SECURITIES (Cost $9,312,239)		9,515,339
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $41,078,562)	41,078,562	41,078,562
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $910,206,426)		943,347,699
NET OTHER ASSETS (LIABILITIES) - 1.4%		13,458,182
NET ASSETS - 100%		$ 956,805,881
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $364,122,865 or 38.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,975
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 298,441,544	$ -	$ 298,441,544	$ -
Government Obligations	588,886,904	-	587,416,804	1,470,100
Sovereign Loan Participations	5,425,350	-	5,425,350	-
Preferred Securities	9,515,339	-	9,515,339	-
Money Market Funds	41,078,562	41,078,562	-	-
Total Investments in Securities:	$ 943,347,699	$ 41,078,562	$ 900,799,037	$ 1,470,100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 9,628,801
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	156,650
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(8,315,351)
Ending Balance	$ 1,470,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 156,650

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $907,723,868. Net unrealized appreciation aggregated $35,623,831, of which $47,142,568 related to appreciated investment securities and $11,518,737 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012